EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2023
EARNINGS (LOSS) PER SHARE [Abstract]
EARNINGS (LOSS) PER SHARE
11.	EARNINGS (LOSS) PER SHARE

Basic earnings per share (“EPS”) are computed by dividing net income (loss) by the weighted-average number of common shares outstanding for the period. Diluted EPS is computed by dividing net income by the weighted-average number of common shares and dilutive common stock equivalents outstanding during the period.

All figures in USD except number of shares and earnings (loss) per common share	2023	2022	2021
Numerator:
Net Income (Loss)	98,711	15,101	(171,328)
Denominator:
Basic - Weighted Average Common Shares Outstanding	208,796,444	202,032,942	162,549,611
Dilutive – Weighted Average Common Shares Outstanding	208,811,300	202,032,942	162,549,611
Earnings (Loss) per Common Share:
Basic	0.47	0.07	(1.05)
Diluted	0.47	0.07	(1.05)

Potentially dilutive equity instruments include the effects from unexercised stock options described in note 7 and additional dilution could result from the use of the ATM offering as further described in note 12.